SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Allowance for credit losses, beginning	$ 25,484,295	$ 27,262,848
Decrease for balance recovered due to transfer of a company		(771,189)
Increase in allowance for credit losses	973,909	674,664
Foreign exchange difference	(1,809,738)	(1,682,028)
Allowance for credit losses, ending	$ 24,648,466	$ 25,484,295